Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of computation of earnings per share
The following table sets forth the computation of basic and diluted net income per common share attributable to Arcos Dorados Holdings Inc. for all years presented:

	For the fiscal years ended December 31,
	2020	2019	2018
Net (loss) income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$(149,451)	$79,896	$36,847
Weighted-average number of common shares outstanding - Basic	205,417,516	204,003,977	209,136,832
Incremental shares from assumed exercise of stock options (i)	—	—	—
Incremental shares from vesting of restricted share units	287,965	664,375	983,634
Weighted-average number of common shares outstanding - Diluted	205,705,481	204,668,352	210,120,466

Basic net (loss) income per common share attributable to Arcos Dorados Holdings Inc.	$(0.73)	$0.39	$0.18
Diluted net (loss) income per common share attributable to Arcos Dorados Holdings Inc.	$(0.73)	$0.39	$0.18

(i)Options to purchase shares of common stock were outstanding during fiscal years 2020, 2019 and 2018. See Note 17 for details. These options were not included in the computation of diluted earnings per share because their inclusion would have been anti-dilutive.